Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	eqat7_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 2, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the “Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this supplement is to provide you with information related to (1) changes in the management fee payable by certain Portfolios of the Trust to AXA Equitable Funds Management Group, LLC, (the “Manager”); and (2) the voluntary waiver by the Manager of all or a portion of the management and administration fees payable to it by certain Portfolios of the Trust.

*****

On July 11, 2012, the Trust’s Board of Trustees approved changes to the management fee payable to the Manager by the following Portfolios of the Trust: EQ/Calvert Socially Responsible Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/International Equity Index Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio, EQ/Small Company Index Portfolio and EQ/T. Rowe Price Growth Stock Portfolio effective September 1, 2012.

In addition with respect to each of the EQ/Davis New York Venture Portfolio, the EQ/Oppenheimer Global Portfolio, and the EQ/T. Rowe Price Growth Stock Portfolio effective September 1, 2012, the Manager has agreed to voluntarily waive all or a portion of its management, administrative or other fees and reimburse all other expenses associated with the Portfolios (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) so that Total Annual Portfolio Operating Expenses (including Acquired Fund Fees and Expenses), do not exceed the following amounts:

	Voluntary Expense Limitation Provisions
Portfolios*	Class IA	Class IB	Class K
EQ/Davis New York Venure	1.15%	1.15%	0.90%
EQ/Oppenheimer Global	1.25%	1.25%	1.00%
EQ/T. Rowe Price Growth Stock	1.10%	1.10%	0.85%

* Effective September 1, 2012 through April 30, 2013.

*****

Information Regarding

EQ/T. Rowe Price Growth Stock Portfolio

Effective September 1, 2012, with respect to the EQ/T. Rowe Price Growth Stock Portfolio, the tables in the “Fees and Expenses of the Portfolio” section of the Prospectus under the headings “Annual Portfolio Operating Expenses” and “Example” are hereby deleted in their entirety and replaced with the information listed below:

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares	Class K Shares**
Management Fee*	0.75%	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses	0.12%	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.12%	1.12%	0.87%

* Restated to reflect current management fee.

** Based on estimated amounts for the current fiscal year.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$114	$356	$617	$1,363
Class IB Shares	$114	$356	$617	$1,363
Class K Shares	$89	$278	$482	$1,073

* * * * * *

EQ/T. Rowe Price Growth Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat7_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 2, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the “Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this supplement is to provide you with information related to (1) changes in the management fee payable by certain Portfolios of the Trust to AXA Equitable Funds Management Group, LLC, (the “Manager”); and (2) the voluntary waiver by the Manager of all or a portion of the management and administration fees payable to it by certain Portfolios of the Trust.

*****

On July 11, 2012, the Trust’s Board of Trustees approved changes to the management fee payable to the Manager by the following Portfolios of the Trust: EQ/Calvert Socially Responsible Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/International Equity Index Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio, EQ/Small Company Index Portfolio and EQ/T. Rowe Price Growth Stock Portfolio effective September 1, 2012.

In addition with respect to each of the EQ/Davis New York Venture Portfolio, the EQ/Oppenheimer Global Portfolio, and the EQ/T. Rowe Price Growth Stock Portfolio effective September 1, 2012, the Manager has agreed to voluntarily waive all or a portion of its management, administrative or other fees and reimburse all other expenses associated with the Portfolios (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) so that Total Annual Portfolio Operating Expenses (including Acquired Fund Fees and Expenses), do not exceed the following amounts:

	Voluntary Expense Limitation Provisions
Portfolios*	Class IA	Class IB	Class K
EQ/Davis New York Venure	1.15%	1.15%	0.90%
EQ/Oppenheimer Global	1.25%	1.25%	1.00%
EQ/T. Rowe Price Growth Stock	1.10%	1.10%	0.85%

* Effective September 1, 2012 through April 30, 2013.

*****

Information Regarding

EQ/T. Rowe Price Growth Stock Portfolio

Effective September 1, 2012, with respect to the EQ/T. Rowe Price Growth Stock Portfolio, the tables in the “Fees and Expenses of the Portfolio” section of the Prospectus under the headings “Annual Portfolio Operating Expenses” and “Example” are hereby deleted in their entirety and replaced with the information listed below:

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares	Class K Shares**
Management Fee*	0.75%	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses	0.12%	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.12%	1.12%	0.87%

* Restated to reflect current management fee.

** Based on estimated amounts for the current fiscal year.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$114	$356	$617	$1,363
Class IB Shares	$114	$356	$617	$1,363
Class K Shares	$89	$278	$482	$1,073

* * * * * *

EQ/Oppenheimer Global Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat7_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 2, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the “Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this supplement is to provide you with information related to (1) changes in the management fee payable by certain Portfolios of the Trust to AXA Equitable Funds Management Group, LLC, (the “Manager”); and (2) the voluntary waiver by the Manager of all or a portion of the management and administration fees payable to it by certain Portfolios of the Trust.

*****

On July 11, 2012, the Trust’s Board of Trustees approved changes to the management fee payable to the Manager by the following Portfolios of the Trust: EQ/Calvert Socially Responsible Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/International Equity Index Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio, EQ/Small Company Index Portfolio and EQ/T. Rowe Price Growth Stock Portfolio effective September 1, 2012.

In addition with respect to each of the EQ/Davis New York Venture Portfolio, the EQ/Oppenheimer Global Portfolio, and the EQ/T. Rowe Price Growth Stock Portfolio effective September 1, 2012, the Manager has agreed to voluntarily waive all or a portion of its management, administrative or other fees and reimburse all other expenses associated with the Portfolios (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) so that Total Annual Portfolio Operating Expenses (including Acquired Fund Fees and Expenses), do not exceed the following amounts:

	Voluntary Expense Limitation Provisions
Portfolios*	Class IA	Class IB	Class K
EQ/Davis New York Venure	1.15%	1.15%	0.90%
EQ/Oppenheimer Global	1.25%	1.25%	1.00%
EQ/T. Rowe Price Growth Stock	1.10%	1.10%	0.85%

* Effective September 1, 2012 through April 30, 2013.

EQ/Davis New York Venture Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat7_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 2, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the “Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this supplement is to provide you with information related to (1) changes in the management fee payable by certain Portfolios of the Trust to AXA Equitable Funds Management Group, LLC, (the “Manager”); and (2) the voluntary waiver by the Manager of all or a portion of the management and administration fees payable to it by certain Portfolios of the Trust.

*****

On July 11, 2012, the Trust’s Board of Trustees approved changes to the management fee payable to the Manager by the following Portfolios of the Trust: EQ/Calvert Socially Responsible Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/International Equity Index Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio, EQ/Small Company Index Portfolio and EQ/T. Rowe Price Growth Stock Portfolio effective September 1, 2012.

In addition with respect to each of the EQ/Davis New York Venture Portfolio, the EQ/Oppenheimer Global Portfolio, and the EQ/T. Rowe Price Growth Stock Portfolio effective September 1, 2012, the Manager has agreed to voluntarily waive all or a portion of its management, administrative or other fees and reimburse all other expenses associated with the Portfolios (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) so that Total Annual Portfolio Operating Expenses (including Acquired Fund Fees and Expenses), do not exceed the following amounts:

	Voluntary Expense Limitation Provisions
Portfolios*	Class IA	Class IB	Class K
EQ/Davis New York Venure	1.15%	1.15%	0.90%
EQ/Oppenheimer Global	1.25%	1.25%	1.00%
EQ/T. Rowe Price Growth Stock	1.10%	1.10%	0.85%

* Effective September 1, 2012 through April 30, 2013.